Plan’s Interest in the Medtronic, Inc. Master Trust Fund	12 Months Ended
Apr. 30, 2025
EBP 005
EBP, Master Trust [Line Items]
Plan’s Interest in the Medtronic, Inc. Master Trust Fund	Plan’s Interest in the Medtronic, Inc. Master Trust Fund
Certain assets of the Plan are invested in the Master Trust, which also includes certain assets of the Medtronic Puerto Rico Employees’ Savings and Investment Plan. The Plan’s Trustee and Recordkeeper maintains a separate account for the associated Plan assets and liabilities held within the Master Trust. Investments and the income therefrom are allocated to participating plans based on each plan's participation in investment options within the Master Trust.
The Master Trust holds the investments of the Plan, which consist of Company ordinary shares, a self-directed brokerage option, and managed accounts comprised of collective trusts, mutual funds, and fully benefit-responsive investment contracts. The investments in the Medtronic Capital Preservation Fund consist of traditional GICs issued by financial institutions, synthetic investment contracts issued by financial institutions, and money market securities. The synthetic investment contracts are backed by investment-grade, fixed-income securities, and bond mutual funds. Refer to Note 3 for additional discussion on the types of funds held within the Master Trust.
The following table summarizes investment balances for the Plan's specific interest in the Master Trust, as well as total investments in the Master Trust, at April 30, 2025 and 2024:

	Plan's Interest in Master Trust		Total Master Trust Assets
(in thousands)	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Investments, at fair value:
Collective trusts	$11,657,482	$10,868,780	$11,993,984	$11,170,530
Registered investment companies	40,761	20,635	43,948	22,390
Medtronic plc Stock Fund and Medtronic ESOP Fund	437,971	464,350	441,914	468,345
Self-directed brokerage account	777,608	723,188	779,840	725,347
Total investments at fair value	12,913,822	12,076,953	13,259,686	12,386,612

Investments, at contract value:
Medtronic Capital Preservation Fund	482,765	531,776	510,159	558,648
Total investments at contract value	482,765	531,776	510,159	558,648

Total investments	$13,396,586	$12,608,729	$13,769,845	$12,945,260
Net appreciation and investment income in the Medtronic, Inc. Master Trust Fund net assets is as follows:

Year Ended
(in thousands)	April 30, 2025
Investment income:
Net appreciation in fair value of investments	$1,173,386
Dividends on Medtronic plc ordinary shares	14,552
Interest and dividends	663
Total investment gain, net	$1,188,601
The net appreciation in the fair value of the Master Trust investments for the year ended April 30, 2025, includes realized gains and losses on investments purchased and sold, as well as unrealized gains and losses on those held during the year, related to all investments reported at fair value above. The Medtronic Capital Preservation Fund is reported at contract value. See Note 3 for further information regarding fair value measurements.